Goodwill (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
International Operating Segment
Goodwill [Line Items]
Accumulated impairment losses net	$ 27,622	$ 27,622
U.S Operating Segment
Goodwill [Line Items]
Accumulated impairment losses net	$ 214,031	$ 214,031